UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 1,039.80	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Massachusetts Municipal Money Market Fund would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.56, respectively.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.5	23.2
Special Tax	20.2	20.1
Education	14.5	14.1
Water & Sewer	13.3	13.5
Transportation	11.0	13.1
Weighted Average Maturity as of July 31, 2010
		6 months ago
Years	6.8	7.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	7.8	7.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
AAA 14.3%	AAA 12.7%
AA,A 78.0%	AA,A 75.6%
BBB 2.1%	BBB 7.7%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 2.5%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,739,808
Series 2008:
4.625% 10/1/11	735,000	749,987
5.375% 10/1/14	1,150,000	1,256,927
5.875% 10/1/18	1,900,000	2,145,784
		6,892,506
Massachusetts - 93.6%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,441,531
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,394,223
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,335,494
Series A:
5% 1/1/17	480,000	540,682
5% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	525,000	613,358
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	10,154,244
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,328,217
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,437,956
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,933,501
5% 11/1/26	1,500,000	1,674,090
5% 11/1/28	2,195,000	2,399,486
Sr. Series A:
5.25% 11/1/19	10,325,000	12,077,979
5.75% 11/1/13	1,390,000	1,502,423
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,606,700
5% 5/15/24	5,050,000	5,597,976
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,578,191
5% 6/15/19 (FSA Insured)	1,535,000	1,636,233
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,160,310
5% 4/1/16 (FSA Insured)	1,000,000	1,164,370
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,504,888
5% 5/15/19 (AMBAC Insured)	1,000,000	1,056,910
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,398,137
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,073,910
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,469,617
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,598,757
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,456,707
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,132,977
5% 12/1/14	3,560,000	4,097,560
5.375% 8/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,232,678
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	2,349,253
5.375% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,345,000	2,454,699
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,035,380
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,239,231
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,686,001
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,665,455
5% 8/15/20	1,465,000	1,609,303
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,345,000	1,501,935
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,868,310
7% 3/1/21 (FGIC Insured)	3,025,000	3,767,759
Series 1992 B, 6.2% 3/1/16	27,525,000	31,874,776
Series 1993 A, 5.5% 3/1/12	3,440,000	3,567,349
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,776,848
Series 2008 A, 5.25% 7/1/34	17,750,000	19,291,055
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,330,708
5.25% 7/1/21	4,000,000	4,856,840
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2003 C:
5.25% 7/1/23	$ 3,950,000	$ 4,754,181
Series 2004 B, 5.25% 7/1/17	2,680,000	3,216,375
Series 2004 C, 5.5% 7/1/18	3,115,000	3,819,302
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,826,240
Series 2006 A, 5.25% 7/1/32	7,745,000	8,962,824
Series 2006 B, 5.25% 7/1/21	8,405,000	10,223,002
Series 2006 C:
5% 7/1/22	9,900,000	11,232,342
5% 7/1/23	10,000,000	11,285,900
Series 2009 B:
5% 7/1/17	7,000,000	8,200,710
5% 7/1/18	4,500,000	5,309,685
Series 2010 B:
5% 7/1/26	1,000,000	1,120,200
5% 7/1/27	865,000	962,857
5% 7/1/28	1,000,000	1,105,240
5% 7/1/30	1,000,000	1,088,790
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.) Series 2006 A, 5% 1/1/18	1,920,000	2,105,933
Series 2006 A:
5% 1/1/14	1,500,000	1,643,895
5% 1/1/17	1,250,000	1,386,275
5% 1/1/19	2,225,000	2,413,702
5% 1/1/20	3,000,000	3,222,360
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,533,432
5% 1/1/25	13,340,000	14,311,952
5% 1/1/26	4,210,000	4,499,774
5% 1/1/27	7,000,000	7,425,670
5% 1/1/30	5,000,000	5,376,450
5% 1/1/35	15,875,000	16,726,853
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (b)(c)	2,000,000	2,035,820
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,222,772
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.) Series P:
5% 7/1/20	$ 2,500,000	$ 2,829,800
5% 7/1/21	3,090,000	3,468,834
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,181,200
Series U4, 5.7% 10/1/40	3,100,000	3,345,086
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,129,835
5% 10/1/24	1,210,000	1,302,178
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,423,241
5.25% 12/1/25	820,000	832,013
5.625% 12/1/30	1,000,000	1,014,040
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,633,905
Series 2008 B, 5% 9/1/22	1,100,000	1,243,231
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,935,542
5.25% 7/1/31	11,785,000	11,935,730
5.5% 7/1/14	750,000	775,568
5.5% 7/1/15	910,000	940,103
5.5% 7/1/16	590,000	608,538
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,065,000	1,874,111
5.5% 10/1/28	5,660,000	4,522,680
Series 2008, 5.75% 9/1/25	8,000,000	9,280,800
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,903,335
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,328,950
5.5% 1/1/22	3,500,000	3,765,895
5.5% 1/1/23 (c)	2,500,000	2,558,850
Series 2010 B:
4.5% 1/1/16 (c)	1,000,000	1,016,810
4.8% 1/1/17 (c)	3,000,000	3,059,700
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,269,124
Series 2000 A:
5.75% 6/15/11	8,660,000	8,831,468
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 12/15/11	$ 9,510,000	$ 9,703,624
5.75% 6/15/12	5,000,000	5,099,550
5.75% 6/15/13	8,000,000	8,151,280
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,132,629
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,442,640
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,885,280
5.5% 11/1/20	1,000,000	1,231,900
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,463,800
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,977,175
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	262,606
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,776,446
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	769,323
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,321,208
5.5% 10/1/18	6,000,000	7,325,700
5.5% 10/1/19	7,000,000	8,580,670
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,767,950
5.25% 8/1/20	4,500,000	5,450,760
5.5% 8/1/30	2,000,000	2,400,580
Series 2004 B, 5.25% 8/1/21	10,000,000	12,093,500
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,635,555
Series 2005 A, 5% 3/1/18	25,000,000	28,181,250
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	5,160,379
5.25% 9/1/22	16,500,000	20,106,075
Series 2006 D, 5% 8/1/19	8,990,000	10,287,167
Series 2007 A, 0.801% 5/1/37 (b)	20,000,000	15,333,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5% 8/1/32	$ 21,000,000	$ 22,601,250
5% 8/1/37	55,375,000	58,480,984
5.25% 8/1/21 (AMBAC Insured)	980,000	1,137,574
5.25% 8/1/22	4,085,000	4,708,085
5.25% 8/1/23	12,960,000	14,830,776
5.25% 8/1/24	6,550,000	7,451,149
Series 2008 A:
5% 8/1/20	1,615,000	1,866,585
5% 8/1/22	3,685,000	4,205,248
5% 8/1/24	7,380,000	8,365,820
5% 9/1/32	5,085,000	5,561,210
5% 8/1/33	3,500,000	3,774,610
5% 8/1/38	4,085,000	4,307,755
Series 2009 A:
5% 3/1/26	12,860,000	14,583,626
5% 3/1/29	1,520,000	1,705,546
5% 3/1/34	2,550,000	2,743,086
5% 3/1/39	17,000,000	17,982,770
Series 2009 B:
5% 7/1/23	3,605,000	4,149,643
5% 7/1/24	1,800,000	2,064,384
5% 7/1/30	7,850,000	8,776,143
Series 2009 C, 5% 7/1/21	10,000,000	11,595,400
Series 2010 B, 5% 6/1/19	5,420,000	6,416,250
Series 2010 C, 5% 1/1/15 (a)	3,595,000	4,137,378
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 I, 5.75% 7/1/36	7,500,000	8,044,875
Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,251,910
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,360,906
5.75% 7/1/18	1,300,000	1,350,804
5.75% 7/1/19	1,455,000	1,506,420
5.75% 7/1/20	1,240,000	1,278,750
5.75% 7/1/33	3,000,000	3,056,160
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,149,230
5% 10/1/19	3,290,000	3,650,518
5% 10/1/21	3,270,000	3,567,243
5% 10/1/23	2,000,000	2,141,320
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/25	$ 5,950,000	$ 6,294,089
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	10,300,000	10,335,020
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,007,220
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,008,370
6% 11/15/28 (Assured Guaranty Corp. Insured)	1,500,000	1,638,105
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,120
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	814,768
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,823,203
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,064,860
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,582,275
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,510,857
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,620
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,967,013
Series 2008 E1:
5% 7/1/28	2,525,000	2,556,361
5.125% 7/1/33	2,000,000	2,010,880
5.125% 7/1/38	3,640,000	3,610,443
5.375% 7/1/21	10,850,000	11,394,345
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,663,800
5.375% 7/1/24	5,015,000	5,232,852
5.375% 7/1/25	3,500,000	3,649,695
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,115,560
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,382,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	$ 2,500,000	$ 2,052,650
(Harvard Univ. Proj.):
Series 2005 C, 5% 7/15/35	3,750,000	3,975,450
Series 2009 A, 5.5% 11/15/36	1,025,000	1,151,608
Series FF, 5.125% 7/15/37	32,840,000	33,791,703
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,203,650
(Massachusetts Eye & Ear Infirmary Proj.) Series B, 5.25% 7/1/11	3,025,000	3,028,267
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	4,890,000	4,986,969
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,491,700
Series 2008 O, 6% 7/1/36	6,400,000	7,467,904
Series K, 5.375% 7/1/17	6,805,000	8,279,916
Series L:
5% 7/1/18	4,315,000	5,177,094
5% 7/1/23	3,990,000	4,805,516
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,015
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	689,538
5% 10/1/17	750,000	858,420
5% 10/1/18	500,000	571,095
5% 10/1/20	2,000,000	2,218,720
5% 10/1/22	1,160,000	1,257,649
5% 10/1/27	3,030,000	3,182,985
5% 10/1/28	1,000,000	1,039,310
5% 10/1/33	5,000,000	5,124,200
Series 2009 T1, 4.125%, tender 2/16/12 (b)	5,000,000	5,219,200
Series 2009 Y1:
5% 10/1/15	1,425,000	1,644,080
5% 10/1/16	1,495,000	1,727,353
5% 10/1/16	1,090,000	1,259,408
5% 10/1/17	1,570,000	1,804,668
5% 10/1/19	1,730,000	1,973,965
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y2:
5% 10/1/17	$ 1,145,000	$ 1,316,143
5% 10/1/18	1,215,000	1,394,383
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A, 5.125% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,885,000	3,896,228
Series 2005 F:
5% 7/1/17	1,410,000	1,551,973
5% 7/1/19	1,760,000	1,888,726
5% 7/1/20	2,350,000	2,503,267
5% 7/1/21	1,150,000	1,217,034
5% 7/1/22	1,855,000	1,956,302
Series 2007 G:
5% 7/1/18	1,500,000	1,667,100
5% 7/1/20	1,300,000	1,415,375
5% 7/1/22	1,350,000	1,450,116
5% 7/1/27	7,750,000	8,141,840
5% 7/1/28	5,515,000	5,776,963
Series 2009 I3:
5% 7/1/21	2,300,000	2,526,918
5% 7/1/22	5,000,000	5,461,550
Series 2010 J1, 5% 7/1/39	23,500,000	24,318,740
Series C:
5.75% 7/1/21	2,500,000	2,569,675
5.75% 7/1/32	190,000	194,129
Series E:
5% 7/1/17	1,255,000	1,331,932
5% 7/1/19	1,390,000	1,451,438
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	806,152
5.625% 7/1/19	370,000	372,124
5.75% 7/1/29	6,370,000	6,557,788
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,892,355
Series I, 5.5% 2/15/36	5,000,000	5,018,300
Series J, 5.5% 8/15/17	500,000	604,035
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,341,986
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,040,000	$ 3,339,562
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,073,690
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	585,442
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	215,000	226,264
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (b)	4,000,000	4,041,320
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,147,990
5% 7/1/20	2,075,000	2,248,761
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,106,837
Series 2006 L:
5% 7/1/17	1,000,000	1,147,150
5% 7/1/18	1,000,000	1,143,590
5% 7/1/19	1,695,000	1,920,401
5% 7/1/20	2,410,000	2,723,421
5% 7/1/21	2,535,000	2,836,690
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,955,149
5.375% 6/1/30	8,000,000	8,704,320
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,300,634
5% 10/1/18 (FGIC Insured)	1,985,000	2,132,644
5% 10/1/19 (FGIC Insured)	1,350,000	1,442,732
5% 10/1/20 (FGIC Insured)	2,465,000	2,620,369
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,935,046
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,627,740
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	9,005,452
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,546,908
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,465,760
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,965,000	1,965,373
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	715,000	770,162
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,773,713
Series 1998 B, 5% 7/1/15 (FSA Insured) (c)	3,310,000	3,316,984
Series 1999 B:
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,517,655
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,013,040
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,161,600
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,429,130
5% 7/1/20	2,505,000	2,673,737
5% 7/1/21	3,000,000	3,185,640
5% 7/1/22	2,000,000	2,112,280
5% 7/1/35	10,000,000	10,235,300
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,858,800
5% 7/1/21 (AMBAC Insured)	5,010,000	5,495,219
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,863,516
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,556,845
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,185,900
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,588,785
5% 7/1/19 (FGIC Insured) (c)	1,000,000	1,051,180
5% 7/1/20 (FGIC Insured) (c)	1,560,000	1,626,503
5% 7/1/21 (FGIC Insured) (c)	1,000,000	1,034,170
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	9,334,440
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	6,983,433
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	5,956,890
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (c)	$ 5,000,000	$ 4,885,250
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	4,852,950
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,295,193
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	5,651,220
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	4,649,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	19,082,670
5% 8/15/22	5,540,000	6,124,581
5% 8/15/23	6,000,000	6,603,480
5% 8/15/24	26,600,000	29,014,748
5% 8/15/25	13,275,000	14,383,463
5% 8/15/26	2,000,000	2,154,460
5% 8/15/27	10,000,000	10,676,800
5% 8/15/30	140,060,000	147,099,387
Series 2007 A:
4.5% 8/15/35	18,685,000	18,832,612
4.75% 8/15/32	2,685,000	2,772,397
5% 8/15/17 (AMBAC Insured)	5,000,000	5,935,950
5% 8/15/37	26,605,000	27,938,177
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,816,110
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,460
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,700,000	4,049,428
5% 12/15/13 (FSA Insured)	2,700,000	3,036,285
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	13,134,666
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	3,019,489
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,202,920
5.5% 6/1/16 (FSA Insured)	3,000,000	3,592,800
5.5% 6/1/18 (FSA Insured)	9,740,000	11,874,326
5.5% 6/1/19	10,000,000	12,264,500
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (d)	$ 2,250,000	$ 1,539,158
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,284,969
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,247,555
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,403,081
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,851,279
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,078,852
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,804,300
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,575,731
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,305,128
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,197,264
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,270,000	2,512,527
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,674,712
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,227,850
5% 5/1/36 (AMBAC Insured)	9,220,000	9,644,950
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,004,914
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,454,037
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,778,404
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,724,176
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,778,790
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	10,496,500
Series 2009 A:
5.375% 5/1/34	2,150,000	2,338,018
5.5% 5/1/39	7,000,000	7,681,100
5.75% 5/1/49	10,000,000	11,031,200
Series 2009 B:
5% 5/1/28	1,000,000	1,085,010
5% 5/1/35	2,500,000	2,652,225
5% 5/1/40	4,625,000	4,899,031
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,358,112
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	2,865,324
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,195,000	$ 11,525,304
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,443,500
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	5,892,168
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,199,865
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	9,409,397
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,030,000	11,065,737
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,822,893
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	335,012
5% 8/1/29	1,765,000	1,851,414
5% 8/1/34	150,000	155,988
5.25% 8/1/15	2,435,000	2,828,569
Series 12:
5% 8/1/19	13,995,000	15,888,943
5% 8/1/20	9,570,000	10,785,773
Series 13:
5% 8/1/19	3,740,000	4,338,961
5% 8/1/20	4,895,000	5,631,502
5% 8/1/21	5,350,000	6,107,239
5% 8/1/22	8,355,000	9,435,552
5% 8/1/23	6,385,000	7,176,421
5% 8/1/24	1,000,000	1,116,610
Series 2004 A:
5.25% 2/1/16	6,110,000	7,274,444
5.25% 8/1/16	21,700,000	26,015,913
5.25% 2/1/17	6,435,000	7,710,932
5.25% 2/1/18	6,300,000	7,610,778
5.25% 8/1/22	6,525,000	7,987,122
5.25% 2/1/23	1,390,000	1,695,953
5.25% 2/1/24	1,170,000	1,422,509
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 8/1/24	$ 3,780,000	$ 4,619,727
Series 4, 5.125% 8/1/14	70,000	70,223
Series 5, 5.25% 8/1/15	75,000	75,210
Series 6:
5.25% 8/1/19	30,000	30,389
5.5% 8/1/30	17,580,000	17,774,786
5.625% 8/1/14	115,000	116,457
5.625% 8/1/15	25,000	25,312
5.625% 8/1/16	485,000	490,966
Series 7:
5.25% 2/1/16	4,495,000	4,676,643
5.25% 2/1/17	2,795,000	2,904,285
Series 8:
5% 8/1/17	110,000	117,954
5% 8/1/20	105,000	112,077
Series 9, 5.25% 8/1/33	595,000	619,693
Series 14:
5% 8/1/25	4,950,000	5,591,867
5% 8/1/32	5,685,000	6,195,968
5% 8/1/38	8,390,000	9,044,672
Series 2010 A, 5% 8/1/21	9,000,000	10,646,370
5% 8/1/21	7,520,000	8,813,966
5% 8/1/22	4,290,000	4,969,107
5% 8/1/23	5,000,000	5,770,200
5% 8/1/24	4,215,000	4,832,118
5% 8/1/25	4,965,000	5,629,466
5% 8/1/26	3,205,000	3,594,119
5% 8/1/27	2,460,000	2,770,846
5% 8/1/28	3,480,000	3,891,092
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (d)	1,280,000	1,313,421
Series 1998 A:
5.25% 8/1/12	565,000	566,023
5.25% 8/1/13	330,000	330,320
Series A, 5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,123,898
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	27,019,364
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	$ 1,500,000	$ 1,787,520
5.5% 8/1/16 (FSA Insured)	1,425,000	1,698,201
Series 2002 J:
5% 8/1/42	8,160,000	8,270,976
5.5% 8/1/20	1,000,000	1,232,920
Series 2005 A:
5.25% 8/1/21	12,645,000	14,530,622
5.25% 8/1/24	9,000,000	10,183,770
Series 2006 A, 5% 8/1/41	9,000,000	9,377,910
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,220,660
5% 8/1/25 (FSA Insured)	2,000,000	2,202,120
5% 8/1/26 (FSA Insured)	2,000,000	2,183,780
5% 8/1/27 (FSA Insured)	2,000,000	2,174,060
5% 8/1/28 (FSA Insured)	2,000,000	2,157,200
Series 2009 A:
5% 8/1/34	6,350,000	6,785,991
5% 8/1/39	7,360,000	7,763,328
Series 2009 B, 5% 8/1/22	2,540,000	2,920,467
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,254,535
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,474,306
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,074,830
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,135,175
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,604,000
5% 4/1/20	1,840,000	2,186,619
5% 4/1/21	1,915,000	2,254,587
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,332,479
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,076,230
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,719,566
4% 3/1/16	3,355,000	3,707,074
5% 4/15/19 (Pre-Refunded to 4/15/12 @ 101) (d)	1,140,000	1,241,973
5.5% 4/15/17 (Pre-Refunded to 4/15/12 @ 101) (d)	1,930,000	2,118,966
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,431,830
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Plymouth Gen. Oblig.: - continued
Series 2009:
5% 5/15/25	$ 1,150,000	$ 1,286,758
5% 10/15/15	500,000	586,350
5% 10/15/16	1,675,000	1,976,098
5% 10/15/17	1,665,000	1,977,354
5% 10/15/19	500,000	597,585
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,270,877
5% 9/1/18 (AMBAC Insured)	1,090,000	1,165,744
5% 9/1/19 (AMBAC Insured)	1,085,000	1,157,402
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,288,622
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,366,974
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	560,207
5% 4/1/39	2,000,000	2,113,540
5.5% 4/1/27	2,510,000	2,834,041
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,624,400
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,431,378
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,947,643
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,228,842
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,151,600
5% 8/1/16 (FSA Insured)	8,000,000	9,212,160
5% 8/1/17 (FSA Insured)	5,000,000	5,699,750
5% 8/1/18 (FSA Insured)	7,210,000	8,100,075
5.75% 8/1/14 (FSA Insured)	4,000,000	4,673,200
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,145,280
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,142,990
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,136,940
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,715,942
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Taunton Gen. Oblig.: - continued
5% 12/1/16	$ 2,340,000	$ 2,712,856
5% 12/1/17	1,965,000	2,286,179
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,473,567
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,697,477
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,703,062
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,491,150
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,342,362
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,350
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,121,991
		2,331,035,041
Puerto Rico - 3.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,050,310
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,921,969
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,628,590
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,620,600
Series 2006 A:
3.136% 7/1/21 (FGIC Insured) (b)	5,400,000	4,214,754
5.25% 7/1/26	3,000,000	3,068,610
5.25% 7/1/30	1,960,000	1,977,718
Series 2006 B, 5.25% 7/1/32	1,000,000	1,008,030
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,540,960
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	4,012,284
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,346,853
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	$ 1,015,000	$ 1,049,723
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	7,072,670
0% 8/1/42 (FGIC Insured)	6,220,000	863,025
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	238,035
0% 8/1/47 (AMBAC Insured)	48,100,000	4,728,711
Series 2009 A:
6% 8/1/42	3,800,000	4,063,986
6.5% 8/1/44	5,345,000	5,940,380
Series 2010 A, 0% 8/1/33	55,000,000	12,835,900
		74,183,108
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	833,344
5% 10/1/13	700,000	755,685
5.25% 10/1/16	750,000	805,755
Series 2009 A, 6.75% 10/1/37	4,000,000	4,471,560
Series 2009 A1, 5% 10/1/39	1,500,000	1,433,460
Series 2009 B, 5% 10/1/25	2,800,000	2,822,344
		11,122,148
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $2,322,917,613)	2,423,232,803
NET OTHER ASSETS (LIABILITIES) - 2.7%	66,755,353
NET ASSETS - 100%	$ 2,489,988,156
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,335,020 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,660,679
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	24.5%
Special Tax	20.2%
Education	14.5%
Water & Sewer	13.3%
Transportation	11.0%
Health Care	7.8%
Others* (Individually Less Than 5%)	8.7%
100.0%
*Includes net other assets
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $8,863,239 of which $5,789,800 and $3,073,439 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,322,917,613)		$ 2,423,232,803
Cash		58,435,418
Receivable for fund shares sold		1,819,922
Interest receivable		32,229,329
Other receivables		9,554
Total assets		2,515,727,026

Liabilities
Payable for investments purchased Regular delivery	$ 17,336,377
Delayed delivery	4,132,488
Payable for fund shares redeemed	803,187
Distributions payable	2,154,541
Accrued management fee	755,581
Other affiliated payables	520,308
Other payables and accrued expenses	36,388
Total liabilities		25,738,870

Net Assets		$ 2,489,988,156
Net Assets consist of:
Paid in capital		$ 2,393,777,105
Undistributed net investment income		908,189
Accumulated undistributed net realized gain (loss) on investments		(5,012,328)
Net unrealized appreciation (depreciation) on investments		100,315,190
Net Assets, for 206,237,211 shares outstanding		$ 2,489,988,156
Net Asset Value, offering price and redemption price per share ($2,489,988,156 ÷ 206,237,211 shares)		$ 12.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 51,773,292

Expenses
Management fee	$ 4,446,611
Transfer agent fees	819,760
Accounting fees and expenses	215,039
Custodian fees and expenses	17,388
Independent trustees' compensation	4,417
Registration fees	18,464
Audit	27,776
Legal	7,507
Miscellaneous	16,227
Total expenses before reductions	5,573,189
Expense reductions	(10,881)	5,562,308
Net investment income		46,210,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,852,380
Change in net unrealized appreciation (depreciation) on investment securities		46,523,667
Net gain (loss)		50,376,047
Net increase (decrease) in net assets resulting from operations		$ 96,587,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 46,210,984	$ 85,039,971
Net realized gain (loss)	3,852,380	787,444
Change in net unrealized appreciation (depreciation)	46,523,667	106,278,184
Net increase (decrease) in net assets resulting from operations	96,587,031	192,105,599
Distributions to shareholders from net investment income	(46,211,231)	(84,965,232)
Distributions to shareholders from net realized gain	-	(59,705)
Total distributions	(46,211,231)	(85,024,937)
Share transactions Proceeds from sales of shares	235,999,646	596,169,279
Reinvestment of distributions	33,433,295	61,718,059
Cost of shares redeemed	(201,248,750)	(325,730,535)
Net increase (decrease) in net assets resulting from share transactions	68,184,191	332,156,803
Redemption fees	11,222	35,684
Total increase (decrease) in net assets	118,571,213	439,273,149

Net Assets
Beginning of period	2,371,416,943	1,932,143,794
End of period (including undistributed net investment income of $908,189 and undistributed net investment income of $908,436, respectively)	$ 2,489,988,156	$ 2,371,416,943
Other Information Shares
Sold	19,805,200	51,493,861
Issued in reinvestment of distributions	2,799,463	5,317,235
Redeemed	(16,888,279)	(28,040,246)
Net increase (decrease)	5,716,384	28,770,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.25	$ 11.87	$ 11.84	$ 11.87	$ 12.20
Income from Investment Operations
Net investment income D	.227	.453	.464	.473	.484	.497
Net realized and unrealized gain (loss)	.240	.581	(.606)	.077	- F	(.169)
Total from investment operations	.467	1.034	(.142)	.550	.484	.328
Distributions from net investment income	(.227)	(.453)	(.463)	(.472)	(.478)	(.498)
Distributions from net realized gain	-	- F	(.015)	(.048)	(.036)	(.160)
Total distributions	(.227)	(.454) G	(.478)	(.520)	(.514)	(.658)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.07	$ 11.83	$ 11.25	$ 11.87	$ 11.84	$ 11.87
Total Return B, C	3.98%	9.34%	(1.13)%	4.77%	4.17%	2.76%
Ratios to Average Net AssetsE
Expenses before reductions	.46% A	.47%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46% A	.47%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46% A	.46%	.44%	.42%	.44%	.44%
Net investment income	3.84% A	3.91%	4.09%	4.01%	4.09%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,489,988	$ 2,371,417	$ 1,932,144	$ 1,933,906	$ 1,845,061	$ 1,850,085
Portfolio turnover rate	15% A	3%	14%	18%	14%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/10	% of fund's investments 1/31/10	% of fund's investments 7/31/09
0 - 30	91.6	91.0	89.5
31 - 90	3.4	2.8	3.8
91 - 180	0.6	5.2	1.9
181 - 397	4.4	1.0	4.8
Weighted Average Maturity
	7/31/10	1/31/10	7/31/09
Fidelity Massachusetts Municipal Money Market Fund	21 Days	18 Days	22 Days
Massachusetts Tax-Free Money Market Funds Average*	24 Days	22 Days	25 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	7/31/10	1/31/10	7/31/09
Fidelity Massachusetts Municipal Money Market Fund	21 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
Variable Rate Demand Notes (VRDNs) 75.7%	Variable Rate Demand Notes (VRDNs) 73.0%
Commercial Paper (including CP Mode) 6.2%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 0.6%	Tender Bonds 1.3%
Municipal Notes 4.5%	Municipal Notes 6.7%
Fidelity Municipal Cash Central Fund 12.2%	Fidelity Municipal Cash Central Fund 11.5%
Other Investments 0.6%	Other Investments 1.2%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.9%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 6,400,000	$ 6,400,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.49%, VRDN (a)	4,300,000	4,300,000
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	8,930,000	8,930,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.45%, LOC Comerica Bank, VRDN (a)(d)	5,000,000	5,000,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.57%, VRDN (a)(d)	12,500,000	12,500,000
Massachusetts - 83.9%
Bedford Gen. Oblig. Bonds 3% 8/15/11	1,016,000	1,043,289
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.31%, LOC Bank of America NA, VRDN (a)(d)	2,910,000	2,910,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.31% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
Series 1994 A, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,300,000	12,300,000
Bourne Gen. Oblig. BAN 1.75% 9/29/10	4,000,000	4,007,125
Canton Gen. Oblig. BAN 1.5% 5/27/11	7,237,500	7,301,396
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.27%, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 1.5% 6/30/11	24,500,000	24,742,520
Chicopee Gen. Oblig. BAN 1.75% 9/23/10	8,240,032	8,253,218
Concord Gen. Oblig. BAN 1.5% 5/26/11	5,450,000	5,497,831
Danvers Gen. Oblig. BAN 1.5% 7/8/11	13,245,000	13,375,533
Dartmouth Gen. Oblig. BAN 1% 8/26/10	3,835,000	3,836,849
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,340,000	14,340,000
Framingham Gen. Oblig. BAN 1.5% 6/17/11	30,244,773	30,535,123
Haverhill Gen. Oblig. BAN:
1.5% 12/1/10	7,000,000	7,021,386
1.5% 3/1/11	7,725,000	7,768,688
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Lexington Gen. Oblig. Bonds 2% 2/15/11	$ 1,502,000	$ 1,515,686
Manchester Essex Reg'l. School District BAN 1% 12/17/10	4,000,000	4,008,553
Marblehead Gen. Oblig. BAN 1.5% 8/12/10	14,400,000	14,404,316
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Series Clipper 07 18, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,180,000	17,180,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	700,000	700,000
Series DC 8030, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,000,000	1,000,000
Series DCL 08 25, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,545,000	17,545,000
Series DCL 08 26, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,000,000	1,000,000
Series DCL 08 28, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	16,600,000	16,600,000
Series DCL 08 29, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	27,140,000	27,140,000
Series PT 4140, 0.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	32,710,000	32,710,000
Series PT 4406, 0.53% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,980,000	7,980,000
Series 2008 A1, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	35,200,000	35,200,000
Series 2008 A2, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	40,970,000	40,970,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.24%, LOC Citibank NA, VRDN (a)	15,800,000	15,800,000
Series 2010 A2, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	21,300,000	21,300,000
Series 2010 A3, 0.27%, LOC Bank of America NA, VRDN (a)	32,000,000	32,000,000
Series 2010 A6, 0.27%, LOC Bank of America NA, VRDN (a)	20,000,000	20,000,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.85% tender 8/2/10, CP mode (d)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.45%, LOC Bank of America NA, VRDN (a)(d)	$ 2,500,000	$ 2,500,000
(Monkiewicz Realty Trust Proj.) 0.45%, LOC Bank of America NA, VRDN (a)(d)	3,600,000	3,600,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.33%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.32%, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.31%, LOC Fannie Mae, VRDN (a)(d)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.32%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	15,200,000	15,200,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	15,400,000	15,400,000
(Tammy Brook Apts. Proj.) Series 2009, 0.26%, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Series A, 0.32%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.26%, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.4%, LOC Banco Santander SA, VRDN (a)	5,935,000	5,935,000
(Babson College Proj.) Series 2008 A, 0.21%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	25,900,000	25,900,000
(Boston Univ. Proj.):
Series U-5B, 0.22%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	27,605,000	27,605,000
Series U3, 0.21%, LOC BNP Paribas SA, VRDN (a)	24,775,000	24,775,000
Series U5A, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,570,000	17,570,000
Series U6E, 0.22%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,195,000	10,195,000
(Brooks School Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,100,000	6,100,000
(Childrens Museum Proj.) Series 2006, 0.33%, LOC RBS Citizens NA, VRDN (a)	8,600,000	8,600,000
(Clark Univ. Proj.) 0.24%, LOC TD Banknorth, NA, VRDN (a)	31,495,000	31,495,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (a)	1,690,000	1,690,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Edgewood Retirement Cmnty. Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (a)	$ 33,190,000	$ 33,190,000
(Fay School Proj.) 0.27%, LOC TD Banknorth, NA, VRDN (a)	5,950,000	5,950,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.32%, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,765,000	2,765,000
(Hockomock YMCA Proj.) Series 2009, 0.25%, LOC Bank of America NA, VRDN (a)	14,165,000	14,165,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.25%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(Judge Rotenburg Ctr. Proj.) 0.25%, LOC Bank of America NA, VRDN (a)	8,940,000	8,940,000
(Justice Resource Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	11,980,000	11,980,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.49%, LOC Banco Santander SA, VRDN (a)	13,600,000	13,600,000
(Olin College Proj.):
Series 2008 C2, 0.33%, LOC RBS Citizens NA, VRDN (a)	3,400,000	3,400,000
Series 2008 C3, 0.33%, LOC RBS Citizens NA, VRDN (a)	42,000,000	42,000,000
(Seashore Point - Deaconess, Inc. Proj.) 0.25%, LOC Banco Santander SA, VRDN (a)	6,000,000	6,000,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.27%, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
(Simmons College Proj.) Series G, 0.29%, LOC TD Banknorth, NA, VRDN (a)	15,435,000	15,435,000
(The Chestnut Hill School Proj.) Series 2002, 0.22%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,870,000	4,870,000
(Wilber School Apts. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.26%, LOC TD Banknorth, NA, VRDN (a)	9,630,000	9,630,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,675,000	17,675,000
Series 2001, 0.34% 8/11/10, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
Series A, 0.25%, LOC Banco Santander SA, VRDN (a)	7,000,000	7,000,000
0.28% 8/4/10, LOC Bank of America NA, CP	7,553,000	7,553,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.25%, LOC Banco Santander SA, VRDN (a)	9,900,000	9,900,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2010 B, 2% 6/1/11	12,740,000	12,910,663
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Bonds:
Series A, 6% 11/1/10	$ 2,665,000	$ 2,701,166
Participating VRDN:
Series Clipper 07 06, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series DCL 08 22, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	33,105,000	33,105,000
Series EGL 07 0124, 0.29% (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.29% (Liquidity Facility Citibank NA) (a)(e)	28,300,000	28,300,000
Series PT 3989, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	22,615,000	22,615,000
Series Putters 2022, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,040,000	22,040,000
Series Putters 2648, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,850,000	1,850,000
Series ROC II R 11163, 0.28% (Liquidity Facility Citibank NA) (a)(e)	15,220,000	15,220,000
(Central Artery Proj.) Series 2000 A, 0.38% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	154,400,000	154,400,000
Series 1997 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	140,570,000	140,570,000
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	55,000,000	55,000,000
Series 2001 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,620,000	37,620,000
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	148,750,000	148,750,000
Series 2006 A, 0.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	70,330,000	70,330,000
Series 2006 B, 0.34% (Liquidity Facility Bank of America NA), VRDN (a)	39,655,000	39,655,000
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	49,400,000	49,400,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.):
Series 2008 T3, 0.6%, tender 2/17/11 (a)	18,100,000	18,100,000
Series 2010 A, 2% 10/1/10	4,415,000	4,427,048
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.34% tender 10/6/10, CP mode	12,500,000	12,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.35% tender 11/10/10, CP mode	$ 2,660,000	$ 2,660,000
0.38% tender 10/7/10, CP mode	8,000,000	8,000,000
Series 2008 H2:
0.28% tender 8/4/10, CP mode	14,040,000	14,040,000
0.34% tender 11/2/10, CP mode	7,020,000	7,020,000
0.39% tender 10/8/10, CP mode	19,790,000	19,790,000
(Williams College Proj.) 0.45%, tender 4/7/11 (a)	11,000,000	11,000,000
Series 2008 H2, 0.26% tender 8/10/10, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 08 1056, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	3,290,000	3,290,000
Series BA 08 3320, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	2,810,000	2,810,000
Series BBT 08 54, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,610,000	12,610,000
Series BBT 08 56, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	9,895,000	9,895,000
Series BC 10 15W, 0.25% (Liquidity Facility Barclays Bank PLC) (a)(e)	6,500,000	6,500,000
Series BC 10 16W, 0.25% (Liquidity Facility Barclays Bank PLC) (a)(e)	4,000,000	4,000,000
Series BC 10 20W, 0.25% (Liquidity Facility Barclays Bank PLC) (a)(e)	6,735,000	6,735,000
Series Clipper 07 08, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,250,000	11,250,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	24,420,000	24,420,000
Series Putters 3104, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,550,000	3,550,000
Series Putters 3529, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,660,000	15,660,000
Series Putters 3530, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 3531, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,495,000	12,495,000
Series Putters 3548, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series SGB 42, 0.28% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	$ 24,100,000	$ 24,100,000
Series 2009 J2, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	26,550,000	26,550,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25%, LOC Bank of America NA, VRDN (a)	16,210,000	16,210,000
(Boston Univ. Proj.) Series H, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	15,200,000	15,200,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.21%, LOC TD Banknorth, NA, VRDN (a)	2,625,000	2,625,000
Series 2010 N4, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	7,100,000	7,100,000
(CIL Realty of Massachusetts) Series 2009, 0.23%, LOC HSBC Bank USA, NA, VRDN (a)	10,965,000	10,965,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	17,800,000	17,800,000
Series 2008 L2, 0.26%, LOC Bank of America NA, VRDN (a)	29,100,000	29,100,000
(Endicott College Proj.):
Series 2004 D, 0.25%, LOC Bank of America NA, VRDN (a)	24,890,000	24,890,000
Series 2007 E, 0.25%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.25%, LOC Bank of America NA, VRDN (a)	28,470,000	28,470,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (a)	21,675,000	21,675,000
(Harvard Univ. Proj.) Series BB 0.18%, VRDN (a)	27,105,000	27,105,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.24%, LOC TD Banknorth, NA, VRDN (a)	2,800,000	2,800,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.18%, VRDN (a)	51,480,000	51,480,000
(Mount Ida College Proj.) Series 2007 A, 0.25%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	38,125,000	38,125,000
Series 2006 H, 0.27%, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Peabody Essex Museum Proj.) Series 2002, 0.25%, LOC Bank of America NA, VRDN (a)	$ 13,125,000	$ 13,125,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (a)	44,765,000	44,765,000
(Wellesley College Proj.) Series B, 0.18%, VRDN (a)	2,800,000	2,800,000
(Williams College Proj.):
Series 2006 J, 0.24%, VRDN (a)	17,437,000	17,437,000
Series I, 0.22%, VRDN (a)	19,719,000	19,719,000
(Winchester Hosp. Proj.):
Series 2004 F, 0.27%, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Series 2004 G, 0.27%, LOC Bank of America NA, VRDN (a)	3,280,000	3,280,000
Series 2009 O-1, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	42,425,000	42,425,000
0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
0.27% 9/1/10, CP	41,025,000	41,025,000
0.27% 9/1/10, CP	10,000,000	10,000,000
0.28% 9/13/10, CP	10,000,000	10,000,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Floaters 10 34B, 0.25% (Liquidity Facility Barclays Bank PLC) (a)(e)	16,715,000	16,715,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	24,500,000	24,500,000
Series 2008 A, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	20,600,000	20,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.45%, LOC Bank of America NA, VRDN (a)(d)	1,200,000	1,200,000
(BBB Esq. LLC Proj.) Series 1996, 0.45%, LOC Bank of America NA, VRDN (a)(d)	2,100,000	2,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.45%, LOC Wells Fargo Bank NA, VRDN (a)(d)	640,000	640,000
(Brady Enterprises Proj.) Series 1996, 0.45%, LOC Bank of America NA, VRDN (a)(d)	1,450,000	1,450,000
(Decas Cranberry Proj.) Series 1997, 0.45%, LOC Bank of America NA, VRDN (a)(d)	2,625,000	2,625,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Interpolymer Corp. Proj.) Series 1992, 0.27%, LOC Bank of America NA, VRDN (a)(d)	$ 800,000	$ 800,000
(United Plastics Proj.) Series 1997, 0.45%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,615,000	1,615,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 8/3/10, CP mode	8,000,000	8,000,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	3,000,000	3,000,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.32% 8/13/10, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B, 0.35% 8/13/10, LOC Bank of New York, New York, CP (d)	59,000,000	59,000,000
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	11,880,000	11,880,000
Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)(d)	94,715,000	94,715,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.36%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.28% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series BA 08 1082, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	7,020,000	7,020,000
Series BA 08 3307, 0.28% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	32,600,000	32,600,000
Series EGL 07 0032, 0.28% (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.28% (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.28% (Liquidity Facility Citibank NA) (a)(e)	45,095,000	45,095,000
Series Putters 1185, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,175,000	10,175,000
Series Putters 1197, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 2479Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,595,000	9,595,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2857, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 9,080,000	$ 9,080,000
Series Putters 3691, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,100,000	2,100,000
Series ROC II R 10413, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,435,000	6,435,000
Series Solar 05 03, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,375,000	20,375,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1% tender 8/12/10, CP mode (d)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,485,000	15,485,000
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,265,000	11,265,000
Series Putters 3159, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	25,145,000	25,145,000
Series EGL 7050011 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	19,854,000	19,854,000
Series Putters 2848, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,835,000	9,835,000
Series Solar 06 86, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	22,015,000	22,015,000
Series 2002 C, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,200,000	8,200,000
Series 2002 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	25,600,000	25,600,000
Series 2008 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	84,705,000	84,705,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	48,900,000	48,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 D, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	$ 5,240,000	$ 5,240,000
Series 2008 E, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	71,520,000	71,520,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	18,100,000	18,223,390
Natick Gen. Oblig. BAN 1.5% 6/15/11	3,250,000	3,279,558
Northborough Gen. Oblig. BAN 1.5% 4/29/11	10,025,362	10,103,136
Plymouth Gen. Oblig. BAN 1.5% 5/12/11	11,750,000	11,842,776
Scituate Gen. Oblig. BAN 1.25% 3/18/11	5,700,123	5,729,314
Shrewsbury Gen. Oblig. BAN:
Series 2008, 1.5% 11/19/10	6,800,000	6,819,358
1.5% 7/15/11	17,100,000	17,275,263
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (a)	81,130,000	81,130,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.23%, LOC Bank of America NA, VRDN (a)	72,675,000	72,675,000
Weston Gen. Oblig. BAN 1.5% 2/4/11	10,000,000	10,058,253
Woburn Gen. Oblig. BAN 1.5% 4/8/11	4,000,000	4,027,256
		4,134,641,694
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	5,100,000	5,100,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.39%, LOC RBS Citizens NA, VRDN (a)(d)	3,100,000	3,100,000
Ohio - 0.3%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	17,400,000	17,400,000
Pennsylvania - 0.1%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,655,000	7,655,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 20,645,000	$ 20,645,000
Series 2007 A9, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	24,790,000	24,790,000
		45,435,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,480,000	4,480,000
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	13,400,000	13,400,000
		17,880,000
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	12,500,000	12,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.5%, VRDN (a)(d)	10,000,000	10,000,000
		22,500,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	13,365,000	13,365,000
Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.43% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,970,000	9,970,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.32%, LOC Bank of America NA, VRDN (a)(d)	6,580,000	6,580,000
Municipal Securities - continued
	Shares	Value
Other - 12.2%
Fidelity Municipal Cash Central Fund, 0.30% (b)(c)	599,246,000	$ 599,246,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,920,002,694)		4,920,002,694
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,127,809
NET ASSETS - 100%		$ 4,929,130,503
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 770,414
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,320,756,694)	$ 4,320,756,694
Fidelity Central Funds (cost $599,246,000)	599,246,000
Total Investments (cost $4,920,002,694)		$ 4,920,002,694
Cash		637,114
Receivable for investments sold		10,002,381
Receivable for fund shares sold		45,513,246
Interest receivable		2,973,697
Distributions receivable from Fidelity Central Funds		133,329
Other receivables		13,173
Total assets		4,979,275,634

Liabilities
Payable for investments purchased	$ 3,001,210
Payable for fund shares redeemed	44,858,120
Distributions payable	383
Accrued management fee	1,131,655
Other affiliated payables	1,115,961
Other payables and accrued expenses	37,802
Total liabilities		50,145,131

Net Assets		$ 4,929,130,503
Net Assets consist of:
Paid in capital		$ 4,928,676,737
Distributions in excess of net investment income		(2,657)
Accumulated undistributed net realized gain (loss) on investments		456,423
Net Assets, for 4,924,671,466 shares outstanding		$ 4,929,130,503
Net Asset Value, offering price and redemption price per share ($4,929,130,503 ÷ 4,924,671,466 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 6,486,808
Income from Fidelity Central Funds		770,414
Total income		7,257,222

Expenses
Management fee	$ 9,040,327
Transfer agent fees	3,056,746
Accounting fees and expenses	212,017
Custodian fees and expenses	33,670
Independent trustees' compensation	8,916
Registration fees	26,578
Audit	21,453
Legal	17,991
Miscellaneous	25,496
Total expenses before reductions	12,443,194
Expense reductions	(5,427,687)	7,015,507
Net investment income		241,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		236,661
Net increase in net assets resulting from operations		$ 478,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 241,715	$ 2,876,724
Net realized gain (loss)	236,661	637,176
Net increase in net assets resulting from operations	478,376	3,513,900
Distributions to shareholders from net investment income	(244,372)	(2,876,796)
Distributions to shareholders from net realized gain	(294,892)	-
Total distributions	(539,264)	(2,876,796)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,467,466,503	12,623,697,361
Reinvestment of distributions	535,613	2,836,134
Cost of shares redeemed	(6,424,364,944)	(13,070,033,291)
Net increase (decrease) in net assets and shares resulting from share transactions	43,637,172	(443,499,796)
Total increase (decrease) in net assets	43,576,284	(442,862,692)

Net Assets
Beginning of period	4,885,554,219	5,328,416,911
End of period (including distributions in excess of net investment income of $2,657 and undistributed net investment income of $0, respectively)	$ 4,929,130,503	$ 4,885,554,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.014	.031	.030	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.014	.031	.030	.021
Distributions from net investment income	- F	(.001)	(.014)	(.031)	(.030)	(.021)
Distributions from net net realized gain	- F	-	- F	-	-	-
Total distributions	- F	(.001)	(.014)	(.031)	(.030)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.06%	1.46%	3.16%	3.03%	2.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.55%	.52%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.29% A	.45%	.52%	.50%	.51%	.51%
Expenses net of all reductions	.29% A	.45%	.47%	.40%	.39%	.42%
Net investment income	.01% A	.06%	1.43%	3.11%	2.99%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,929,131	$ 4,885,554	$ 5,328,417	$ 5,574,800	$ 4,983,733	$ 4,166,724

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 2,322,182,055	$ 115,614,126	$ (14,563,378)	$ 101,050,748
Fidelity Massachusetts Municipal Money Market Fund	4,920,002,694	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $204,836,600 and $182,591,457, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 4,807

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $5,411,742.

In addition, through arrangements with Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 9,652	$ 1,229	$ -
Fidelity Massachusetts Municipal Money Market Fund	15,679	237	29

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
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2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

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Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
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MAS-USAN-0910
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Fidelity®
Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Massachusetts AMT Tax-Free Money Market	.27%
Actual		$ 1,000.00	$ 1,000.10	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.40	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class	.27%
Actual		$ 1,000.00	$ 1,000.00	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows

	Annualized Expense Ratio	Expenses Paid
Service Class	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/10	% of fund's investments 1/31/10	% of fund's investments 7/31/09
0 - 30	93.6	90.0	89.9
31 - 90	1.1	3.0	2.8
91 - 180	0.4	6.3	2.1
181 - 397	4.9	0.7	5.2
Weighted Average Maturity
	7/31/10	1/31/10	7/31/09
Fidelity Massachusetts AMT Tax-Free Money Market Fund	21 Days	18 Days	23 Days
Massachusetts Tax-Free Money Market Funds Average*	24 Days	22 Days	25 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	7/31/10	1/31/10	7/31/09
Fidelity Massachusetts AMT Tax-Free Money Market Fund	21 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Asset Allocation (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
Variable Rate Demand Notes (VRDNs) 77.7%	Variable Rate Demand Notes (VRDNs) 75.3%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 5.0%
Tender Bonds 0.6%	Tender Bonds 2.0%
Municipal Notes 5.0%	Municipal Notes 8.8%
Fidelity Tax-Free Cash Central Fund 10.9%	Fidelity Tax-Free Cash Central Fund 8.6%
Other Investments 0.3%	Other Investments 0.4%
Net Other Assets (Liabilities) 1.0%	Net Other Assets† (Liabilities) (0.1)%

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,200,000	$ 2,200,000
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.33%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Maryland - 0.8%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.46%, LOC RBS Citizens NA, VRDN (a)	3,500,000	3,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
		12,800,000
Massachusetts - 86.0%
Auburn Gen. Oblig. BAN 1.5% 3/25/11	3,114,350	3,133,775
Billerica Gen. Oblig. BAN 1.5% 5/20/11	10,703,000	10,791,607
Burlington Gen. Oblig. BAN 1.5% 7/27/11	6,223,518	6,287,637
Chatham Gen. Oblig. BAN 1.5% 6/30/11	8,500,000	8,584,140
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Framingham Gen. Oblig. BAN 1.5% 6/17/11	10,700,000	10,802,720
Massachusetts Participating VRDN Series Clipper 07 18, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.8% 3/1/11	2,000,000	2,062,811
Series 1999, 0.31% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	21,385,000	21,385,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,300,000	9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DC 8028, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,752,000	3,752,000
Series DC 8030, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	4,880,000	4,880,000
Series DCL 08 018, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	4,975,000	4,975,000
Series DCL 08 26, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,100,000	13,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series DCL 08 28, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 5,600,000	$ 5,600,000
Series DCL 08 29, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,500,000	5,500,000
Series PT 4140, 0.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	13,180,000	13,180,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Participating VRDN Series BC 10 52B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	9,620,000	9,620,000
Series 2010 A1, 0.24%, LOC Citibank NA, VRDN (a)	15,800,000	15,800,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.26%, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.26%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.4%, LOC Banco Santander SA, VRDN (a)	3,600,000	3,600,000
(Babson College Proj.) Series 2008 A, 0.21%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,300,000	5,300,000
(Boston Univ. Proj.):
Series U5A, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,370,000	7,370,000
Series U6E, 0.22%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	22,830,000	22,830,000
(Childrens Museum Proj.) Series 2006, 0.33%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
(City Year Proj.) Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
(Clark Univ. Proj.) 0.24%, LOC TD Banknorth, NA, VRDN (a)	6,200,000	6,200,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.22%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.25%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.26%, LOC Bank of America NA, VRDN (a)	13,060,000	13,060,000
(Judge Rotenburg Ctr. Proj.) 0.25%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
(Lasell Village Proj.) Series 2007, 0.26%, LOC Bank of America NA, VRDN (a)	19,380,000	19,380,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.49%, LOC Banco Santander SA, VRDN (a)	$ 8,300,000	$ 8,300,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.26%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.27%, LOC Bank of America NA, VRDN (a)	6,785,000	6,785,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Olin College Proj.) Series 2008 C2, 0.33%, LOC RBS Citizens NA, VRDN (a)	22,500,000	22,500,000
(Saint Mark's School Proj.) Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	7,305,000	7,305,000
(Simmons College Proj.) Series G, 0.29%, LOC TD Banknorth, NA, VRDN (a)	11,375,000	11,375,000
(Worcester Polytechnic Institute Proj.) Series A, 0.26%, LOC TD Banknorth, NA, VRDN (a)	23,975,000	23,975,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,400,000	8,400,000
Series 2007, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,345,000	8,345,000
Series 2001, 0.34% 8/11/10, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
0.28% 8/4/10, LOC Bank of America NA, CP	2,810,000	2,810,000
Massachusetts Gen. Oblig.:
Bonds Series 2002 D, 5.25% 8/1/10	2,500,000	2,500,000
Participating VRDN:
Series Clipper 07 06, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Series EGL 07 0149, 0.29% (Liquidity Facility Citibank NA) (a)(d)	13,700,000	13,700,000
Series Putters 2022, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Series Putters 2648, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700,000	3,700,000
Series Putters 3699, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,600,000	4,600,000
Series SG 126, 0.28% (Liquidity Facility Societe Generale) (a)(d)	4,510,000	4,510,000
(Central Artery Proj.) Series 2000 A, 0.38% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1997 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 37,145,000	$ 37,145,000
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,860,000	26,860,000
Series 2001 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	59,900,000	59,900,000
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	53,315,000	53,315,000
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	10,000,000	10,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (a)	6,900,000	6,900,000
(Partners HealthCare Sys. Proj.) Series 2008 H2:
0.28% tender 8/6/10, CP mode	18,000,000	18,000,000
0.34% tender 11/2/10, CP mode	7,020,000	7,020,000
(Williams College Proj.) 0.45%, tender 4/7/11 (a)	4,000,000	4,000,000
Participating VRDN:
Series BA 08 3320, 0.28% (Liquidity Facility Bank of America NA) (a)(d)	6,190,000	6,190,000
Series BA 08 3503, 0.28% (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BBT 08 56, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	9,000,000	9,000,000
Series Clipper 07 08, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,760,000	15,760,000
Series Putters 3163, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,655,000	9,655,000
Series Putters 3529, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,000,000	11,000,000
Series Putters 3530, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Series SGB 42, 0.28% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25%, LOC Bank of America NA, VRDN (a)	$ 41,815,000	$ 41,815,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)	7,900,000	7,900,000
(Endicott College Proj.) Series 2004 D, 0.25%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.24%, LOC TD Banknorth, NA, VRDN (a)	29,880,000	29,880,000
(Home for Little Wanderers Proj.) Series B, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,650,000	3,650,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Peabody Essex Museum Proj.) Series 2002, 0.25%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Series 2009 O-1, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	15,000,000	15,000,000
Series B, 0.48%, LOC RBS Citizens NA, VRDN (a)	7,320,000	7,320,000
0.27% 9/1/10, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,550,000	15,550,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.8% tender 8/2/10, CP mode	5,000,000	5,000,000
Series 1993 B, 0.95% tender 8/12/10, CP mode	2,550,000	2,550,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.27%, LOC Bank of America NA, VRDN (a)	4,725,000	4,725,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.37% 8/10/10, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	11,700,000	11,700,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.28% (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series EGL 07 0033, 0.28% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.28% (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.28% (Liquidity Facility Citibank NA) (a)(d)	15,700,000	15,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 1052Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,995,000	$ 2,995,000
Series Putters 1197, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,220,000	7,220,000
Series Putters 1920, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2286, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,525,000	15,525,000
Series Putters 2857, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series Putters 3689, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,500,000	5,500,000
Series Putters 2847, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	890,000	890,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,750,000	13,750,000
Series EGL 06 0097, 0.28% (Liquidity Facility Citibank NA) (a)(d)	15,345,000	15,345,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	11,436,000	11,436,000
Series Putters 2848, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,895,000	3,895,000
Series 1994, 0.33% 8/5/10, LOC Bayerische Landesbank Girozentrale, CP	5,400,000	5,400,000
Series 2002 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	7,100,000	7,100,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	26,400,000	26,400,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	6,816,500	6,862,969
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	5,800,000	5,859,446
Somerville Gen. Oblig. BAN 1% 2/24/11	6,729,200	6,749,980
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (a)	86,000,000	86,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.23%, LOC Bank of America NA, VRDN (a)	$ 42,800,000	$ 42,800,000
Westborough Gen. Oblig. BAN 1.75% 8/27/10	13,765,658	13,777,457
Weston Gen. Oblig. BAN 1.5% 2/4/11	9,212,000	9,268,390
		1,433,035,932
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,500,000	2,500,000
Pennsylvania - 0.4%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,300,000	6,300,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,030,000	1,030,000
		7,330,000
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,575,000	7,575,000
	Shares
Other - 10.9%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	182,004,389	182,004,389
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,648,745,321)		1,648,745,321
NET OTHER ASSETS (LIABILITIES) - 1.0%		17,327,671
NET ASSETS - 100%		$ 1,666,072,992
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 216,283
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,466,740,932)	$ 1,466,740,932
Fidelity Central Funds (cost $182,004,389)	182,004,389
Total Investments (cost $1,648,745,321)		$ 1,648,745,321
Cash		995,780
Receivable for investments sold		15,001,443
Receivable for fund shares sold		1,368,270
Interest receivable		1,259,756
Distributions receivable from Fidelity Central Funds		37,079
Receivable from investment adviser for expense reductions		49,658
Other receivables		2,795
Total assets		1,667,460,102

Liabilities
Payable for fund shares redeemed	644,441
Distributions payable	17,829
Accrued management fee	280,584
Transfer agent fee payable	256,651
Distribution fees payable	64
Other affiliated payables	195
Other payables and accrued expenses	187,346
Total liabilities		1,387,110

Net Assets		$ 1,666,072,992
Net Assets consist of:
Paid in capital		$ 1,665,888,393
Undistributed net investment income		3
Accumulated undistributed net realized gain (loss) on investments		184,596
Net Assets		$ 1,666,072,992

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)
Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($389,937,515 ÷ 389,593,033 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,274,890,694 ÷ 1,274,240,759 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,244,783 ÷ 1,244,146 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 2,289,905
Income from Fidelity Central Funds		216,283
Total income		2,506,188

Expenses
Management fee	$ 1,781,617
Transfer agent fees	550,347
Distribution fees	2,167
Independent trustees' compensation	3,327
Total expenses before reductions	2,337,458
Expense reductions	(419,956)	1,917,502
Net investment income		588,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,542
Net increase in net assets resulting from operations		$ 614,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 588,686	$ 5,449,801
Net realized gain (loss)	25,542	141,320
Net increase in net assets resulting from operations	614,228	5,591,121
Distributions to shareholders from net investment income	(588,683)	(5,451,875)
Distributions to shareholders from net realized gain	-	(71,853)
Total distributions	(588,683)	(5,523,728)
Share transactions - net increase (decrease)	(259,047,546)	(768,991,812)
Total increase (decrease) in net assets	(259,022,001)	(768,924,419)

Net Assets
Beginning of period	1,925,094,993	2,694,019,412
End of period (including undistributed net investment income of $3 and $0, respectively)	$ 1,666,072,992	$ 1,925,094,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.002	.016	.033	.031	.022
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.002	.016	.033	.031	.022
Distributions from net investment income	- F	(.002)	(.016)	(.033)	(.031)	(.022)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	(.002)	(.016)	(.033)	(.031)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.15%	1.64%	3.35%	3.15%	2.19%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.34%	.32%	.34%	.43%	.43%
Expenses net of fee waivers, if any	.27% A	.33%	.32%	.33%	.40%	.40%
Expenses net of all reductions	.27% A	.33%	.27%	.26%	.32%	.32%
Net investment income	.01% A	.16%	1.66%	3.30%	3.11%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 389,938	$ 441,771	$ 638,141	$ 855,065	$ 1,831,864	$ 1,388,517

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-
Total from investment operations	- G	.002	.017	.027
Distributions from net investment income	- G	(.002)	(.017)	(.027)
Distributions from net realized gain	-	- G	- G	- G
Total distributions	- G	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	.25%	1.74%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.20% A	.24%	.22%	.20% A
Expenses net of all reductions	.20% A	.24%	.17%	.15% A
Net investment income	.08% A	.25%	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,274,891	$ 1,474,463	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- H	.001	.015	.025
Net realized and unrealized gain (loss) H	-	-	-	-
Total from investment operations	- H	.001	.015	.025
Distributions from net investment income	- H	(.001)	(.015)	(.025)
Distributions from net realized gain	-	- H	- H	- H
Total distributions	- H	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.07%	1.49%	2.52%
Ratios to Average Net Assets D, G
Expenses before reductions	.51% A	.53%	.52%	.49% A
Expenses net of fee waivers, if any	.27% A	.41%	.46%	.45% A
Expenses net of all reductions	.27% A	.41%	.42%	.39% A
Net investment income	.01% A	.08%	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,245	$ 8,862	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 1,648,745,321

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate,total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 2,167	$ 300

* During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 207,865.10
Institutional Class	342,048.05
Service Class	434.05
	$ 550,347

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $354,008 and $483, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 60,769
Service Class	1,544

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,152.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 21,367	$ 870,433
Institutional Class	567,230	4,575,441
Service Class	86	6,001
Total	$ 588,683	$ 5,451,875
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 16,687
Institutional Class	-	54,917
Service Class	-	249
Total	$ -	$ 71,853

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
Massachusetts AMT Tax-Free Money Market Shares sold	50,138,928	167,970,353
Reinvestment of distributions	20,002	821,400
Shares redeemed	(101,987,968)	(365,109,480)
Net increase (decrease)	(51,829,038)	(196,317,727)

Semiannual Report

7. Share Transactions - continued

	Six months ended July 31, 2010	Year ended January 31, 2010
Institutional Class Shares sold	150,271,512	517,997,762
Reinvestment of distributions	450,357	3,815,239
Shares redeemed	(350,326,515)	(1,096,541,886)
Net increase (decrease)	(199,604,646)	(574,728,885)
Service Class Shares sold	517,653	18,571,844
Reinvestment of distributions	35	1,484
Shares redeemed	(8,131,550)	(16,518,528)
Net increase (decrease)	(7,613,862)	2,054,800

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SMA-USAN-0910
1.854002.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 30, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 30, 2010